Non-current prepaid expense	6 Months Ended
Jun. 30, 2023
Non-current prepaid expense
Non-current prepaid expense	5. Non-current prepaid expense Non-current prepaid expense is related to prepaid inventory. Please also refer to note 6 for more information on inventory.